Related party transactions	12 Months Ended
Dec. 31, 2011
Related party transactions
Related party transactions

25.       Related party transactions

a)              Amounts due to related parties consisted of the following:

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Payables to Hebei Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”) -short term	75,263	73,097
Payables to Jing Wei Electronics Co., Ltd.-short term	14,160	47,754
Others-short term	32,658	41,738
Total amounts due to related parties-short term	122,081	162,589

b)             Amounts due from related parties consisted of the following:

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Advances to Hebei Jinglong-short term	54,300	10,740
Advances to Hebei Jinglong-long term	46,498	38,333
Advances to Solar Silicon Valley-short term	41,755	—
Advances to Jing Wei Electronics Co., Ltd.	15,428	—
Receivables from Heibei Ningjin Songgong Semiconductor Co., Ltd.-short term	—	19,077
Others-short term	1,828	21,654
Total amounts due from related parties	159,809	89,804

c)              Transactions with Hebei Jinglong

Wafer supply

In July 2006, the Group entered into a master long-term supply contract (the “Jinglong Long-term Supply Contract”) with Hebei Jinglong, which owns 28.5% equity interest of the Group, for the supply of silicon wafers. The Jinglong Long-term Supply Contract had an initial term of four and half years, from July 2006 to December 2010, which automatically extended for another three years until the end of 2013. The Group has also entered into various short-term supply contracts with Hebei Jinglong for the supply of silicon wafers (together with the Jinglong Long-term Supply Contract the “Jinglong Supply Contracts”). Under the Jinglong Supply Contracts, Jinglong Group has agreed to supply the Group with silicon wafers at prevailing market prices with a reasonable discount and under prepayment arrangements. The Group has entered into various supplemental agreements to the Jinglong Supply Contracts to specify certain performance terms, including amendment of prepayment amounts and their utilization. The prepayment and delivery terms under the existing Jinglong Long-term Supply Contract had been revised subsequently in August 2007, September 2008, and February 2009.

The Group reviewed the contracts under ASC 815, Derivatives and Hedging, and ASC 810, Consolidation, and determined that they don’t contain an embedded derivative nor would the supplier contracts cause the supplier to be a variable interest entity.

For the years ended 31 December 2009, 2010 and 2011, the Group purchased RMB 696,638, RMB 1,629,433 and RMB 1,506,609 respectively, of silicon wafers from Jinglong Group under the Jinglong Supply Contracts and from Solar Silicon Valley before acquisition. The Group will continue to purchase silicon wafers from Jinglong Group.

Unused prepayments were RMB 142,553 and RMB 49,073 at December 31, 2010 and 2011, respectively, and were recorded in advances to related party supplier in the consolidated balance sheet.

Outsourcing service

The Group outsourced wafer processing services to Hebei Jinglong and Silicon Valley, where they helped the Group turn polysilicon into wafers. The outsourcing service fee was RMB 17,422, RMB 2,275 and RMB nil for Hebei Jinglong, RMB nil, RMB 4,138 and RMB 8,874 for Solar Silicon Valley for the years ended December 31, 2009, 2010 and 2011, respectively.

Management fees and leasing

The Group leases properties from Hebei Jinglong and another related party under operating lease agreements. The Group incurred rental expenses under operating lease agreements to Hebei Jinglong in the amounts of RMB 16,644, RMB 12,180 and RMB 12,000 for the years ended December 31, 2009, 2010 and 2011, respectively. Outstanding accrual for the management fees due to Hebei Jinglong was RMB 20, RMB 33 and RMB nil as of December 31, 2009, 2010 and 2011, and was recorded in amounts due to related parties in the consolidated balance sheet.

Guarantee

As of December 31, 2011, the Group provided guarantees to Hebei Jinglong for short-term bank borrowing with a principal of RMB 366,000 while the Group also received guarantees from Heibei Jinglong for short-term bank borrowing with a principal of RMB 170,000. The Group monitors the financial performance of Hebei Jinglong on a monthly basis, and also evaluates the availability of Hebei Jinglong from alternate sources. No amounts have been accrued as a loss contingency related to this guarantee because payment by the Group is not probable. One bank borrowing with a principal of RMB 100,000 was due and repaid by Hebei Jinglong on March 17, 2012.

Acquisition of Solar Silicon Valley

On November 30, 2011, the Group completed the acquisition of 100 percent of the shares of Solar Silicon Valley for a share consideration of RMB 358,987 (refer to Note 3).

d)             Transactions with other related parties

The Group sold solar cells and modules and provided solar cells processing services to related companies that are subsidiaries of Hebei Jinglong with the amount of RMB 5,206, RMB 162,499 and RMB 39,337 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group also sold solar cells to a related company, whose chairman is also the chairman of the Group, amounting to RMB nil, RMB nil and RMB 577 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group also sold solar cells to a related company, whose independent director is also the independent director of the Group, amounting to RMB nil, RMB 2,379 and RMB 5,986 for the years ended December 31, 2009, 2010 and 2011, respectively.

Solar Silicon Valley provided wafer processing service to a related company, whose chairman is also the chairman of the Group. The wafer processing service fee amounted to RMB 13,035 for the period ended December 31, 2011after acquisition.

The Group outsourced wafer processing services to three related companies, who helped the Group turn polysilicon into wafers. The vice chairman of one of the related companies is the chairman of the Group and the other two related companies are both subsidiaries of Hebei Jinglong. The outsourcing service fee was RMB 38,875, RMB 232,163 and RMB 27,369 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Group outsourced module processing service to a related company, whose chairman is also the chairman of the Group. The module processing service fee amounted to RMB nil, RMB nil and RMB 14,147 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Group purchased RMB 172,705, RMB 875,192 and RMB 1,131,869 of silicon wafers from several related companies for the years ended December 31, 2009, 2010 and 2011, respectively. Their chairman is also the chairman of the Group.

The Group acquired RMB 113,229, RMB 10 and RMB 460 of certain equipment from several related companies for the years ended December 31, 2009, 2010 and 2011, respectively. The chairman of these companies is also the chairman of the Group.

During the year ended December 31, 2010, the Group acquired 100 percent of the shares of Shanghai Jinglong Solar Technology Co., Ltd. from Ningjin Jinglong PV Investment Co., Ltd., a subsidiary of Hebei Jinglong, for a cash consideration of RMB 198,960, representing the fair value of the company based on an independent third party valuation. Shanghai Jinglong Solar Technology Co., Ltd. owns the land, building and facility previously leased by the Group for its module production operation in Fengxian, Shanghai. Shanghai Jinglong Solar Technology Co., Ltd. is not a business and this transaction was accounted for as an asset acquisition.

On March 8, 2012, the Group entered into a settlement agreement with M.SETEK to settle the outstanding prepayments made to M.SETEK. Pursuant to the settlement agreement, M.SETEK will transfer its 65% equity interests in Hebei Ningjing Songgong to the Group at an appraisal price to repay a portion of the prepayments. Hebei NingJin Songgong is 65% owned by M. SETEK and 32.7% owned Mr. Baofang Jin, the Group’s Chairman, and 2.3% owned by a few third party individuals. (See Note 8)

The Group considers that these transactions were carried out at arm’s length with prices comparable to other similar transactions with unrelated third parties.